Term deposits and other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Term Deposits and other financial assets	$ 395,715	$ 1,215	$ 70,005
Other financial assets - current	394,720
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Term Deposits and other financial assets	198,998
Other financial assets - current	198,998
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Term Deposits and other financial assets	195,722
Other financial assets - current	195,722
Short term deposits - banks
Disclosure of financial assets [line items]
Term Deposits and other financial assets	$ 995	$ 1,215